Assumptions used to Estimate Fair Value of Stock Options (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Volatility		70.00%	70.00%
Dividend Yield
Risk-free rate		1.91%	1.91%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 6 months	6 years 6 months	6 years 6 months